Provisions for legal proceedings and contingent liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Provisions For Legal Proceedings And Contingent Liabilities
Schedule of lawsuits with probable losses

	2023	2022
Labor claims	186	212

Tax claims
IR and CSL	51	52
PIS and COFINS	241	311
ICMS	366	349
Other tax claims	19	24
	677	736

Corporate claims	111	103
Civil claims and other	121	120

	1,095	1,171

Schedule of main claims considered in provisions

Description of tax lawsuits	Provisioned amount
	2023	2022
Taxing Entity: Government State of São Paulo
1) ICMS tax on interstate purchases: Charge of tax on undue use of credits arising from the acquisition of products for exports, plus fine due to lack of presentation of tax documents requested. The lawsuits are under legal phase and the Company pledged performance bond at their full amount.	346	329
Taxing Entity: Federal Government

2) Non-cumulative PIS and COFINS taxes: Charges of amounts due to offset of non-cumulative PIS and COFINS tax credits, related to the periods from 2005 to 2010 and from 2012 to 2018, that were not approved by the Federal Revenue Service of Brazil. The lawsuits refer to offsetting statements in amounts that exceeded those declared, freight expenses, acquisition of property, plant and equipment and revenues incorrectly classified. They are under administrative phase and the amount is fully provisioned. Part of debits were included in the Tax Litigation Reduction Program, leading to a reduction of R$80.	132	212
3) PIS and COFINS taxes: Charge of debits related to various periods, between 1999 and 2002, arising from insufficient payments of contributions and offset considered undue by the Tax Authority using credit resulting from the addition of 1% to the COFINS rate and PIS credits under Decree-Laws 2,445 and 2,449, whose period of use had allegedly expired. The lawsuits are under legal phase and the Company pledged bank guarantee and performance bonds at their full amount.	79	70
4) Sundry tax lawsuits	120	125
Total tax lawsuits	677	736

Description of corporate lawsuits	Provisioned amount
	2023	2022
Plaintiff: Banco do Brasil S.A
1) The Company is party to writ of debt filed against it in 1991, currently under appellate phase. Triken S.A. (“Triken”), merged into Braskem, received unfavorable decision to distribute remaining profits to the plaintiffs (preferred shareholders) that were non-controlling shareholders. The amount related to the lawsuit is fully provisioned by the Company.	88	82
2) Sundry corporate lawsuits	23	21
Total corporate lawsuits	111	103

Schedule of changes in claims with probable chance of loss

			Corporate	Civil claims
	Labor claims	Tax claims	claims	and other	Total
December 31, 2021	269	715	95	75	1,154

Additions, monetary adjustments and exchange variation	129	60	9	76	274
Payments	(59)	(9)	(1)	(2)	(71)
Reversals (*)	(127)	(32)		(29)	(188)
December 31, 2022	212	736	103	120	1,171

Additions, monetary adjustments and exchange variation	71	143	8	46	268
Payments	(37)	(10)		(25)	(73)
Reversals (*)	(60)	(191)		(20)	(271)

December 31, 2023	186	677	111	121	1,095

(*)	A provision reversal occurs when the probability of loss or the value attributed to the lawsuit changes, or the suit is closed with a cash disbursement lower than the provisioned amount.

Schedule of contingent liabilities

	2023	2022

Tax claims	26,216	18,271
Civil claims - Alagoas	8,971	5,489
Civil claims - Other	740	786
Social security claims	824	516
Environmental claims	689	640
Labor claims	513	606
Other lawsuits	424	381
Total	38,377	26,689

Schedule of breakdown of contingent liabilities

Description of tax lawsuits	Estimate
	2023	2022
Taxing Entity: Federal Government
1) Income taxes tax: Tax assessments related to calendar years 2015, 2016, 2018 and 2019, due to non-recognition of application of Agreement to avoid double taxation, signed between Brazil and Netherlands, which establishes that profits from Dutch companies are not taxable in Brazil at the end of every year. The notification for the calendar years 2018 and 2019, received in 2023, also involved non-deductibility of interest rates due to a different understanding regarding the sub-capitalization limit and its tax effects. The inflation-adjusted amount of uncertain tax treatment includes periods mentioned or not mentioned in tax assessments. In view of the calculation of tax losses by the Company in calendar years 2022 and 2023, the amounts related to these periods were calculated considering only the principal amount, excluding fines and interest rates. The amount related to the calendar year 2017 was excluded from this lawsuit due to its time-barring. In addition to including the amount related to calendar year 2023, the lawsuit also considers the amount related to calendar year 2020, due to the issue of financial statements of Dutch entities under local GAAP. The lawsuits are under administrative phase.	18,552	10,665
2) Non-cumulative PIS and COFINS taxes: Charge related to calendar years 2004 to 2018, arising from use of credits on acquisition of goods and services consumed in the production process. The lawsuits are under administrative and legal phase, and the Company pledged performance bonds and deposits at their full amount.	1,507	1,400
3) Income taxes tax: Tax assessments arising from deducted amortization charges, between 2007 and 2013, from goodwill originated from equity interests acquired during 2002. The lawsuits are under administrative and legal phases, and the Company pledged performance bonds at their full amount. The amount related to fine was reclassified to remote loss, in compliance with Article 8 of Federal Law 14,689/23, leading to a reduction of R$150.	1,027	1,100
4) Income taxes tax: Tax assessments related to calendar years 2012 and 2015, arising from disallowances of exchange variation expenses with naphtha import transactions, incurred after due date of commercial invoices. The lawsuits also address inflation adjustment in income tax losses and social contribution tax loss carryforwards and partial disallowance of cost of naphtha imported from subsidiary abroad. The amount related to fine was reclassified to remote loss, in compliance with Article 8 of Federal Law 14,689/23, leading to a reduction of R$198. The lawsuits are under administrative phase.	1,000	1,200
5) IR/CSL tax: Tax assessments related to the offset of credits from income tax losses and social contribution tax loss carryforward with IR and CSL debits, in merger events carried out in November 2007 and August 2013, exceeding the limit of 30%. The lawsuits are under legal phase, and the Company pledged performance bonds at their full amount. The amount related to fine was reclassified to remote loss, in compliance with Article 8 of Federal Law 14,689/23, leading to a reduction of R$150.	346	462
6) Income taxes rate: Tax assessments arising from deducted amortization charges, between 2020 and 2021, from goodwill originated from equity interests acquired during 2012, by Cetrel and DAC. The lawsuits are pending in the administrative sphere in higher courts.	212	195
7) Income taxes rate: Charges due to the non-approval of offsets made using credits arising from negative balance. The lawsuits are under administrative and legal phases, and the Company pledged performance bonds at their full amount.	185	176
8) Social security contributions: Charge of additional contribution for Occupational Environmental Risk to fund the special retirement plan due to the alleged exposure of workers to hazardous agents from January 2016 to July 2018, from November 2000 to January 2001 and from November 2001 to June 2002. The lawsuits are under administrative and legal phases, and the Company pledged performance bonds at their full amount.	183	203

9) PIS and COFINS taxes: Charges arising from alleged undue offsets using credits from other federal taxes. The lawsuits address credits arising from: i) prepayments of IR tax, ii) FINSOCIAL and COFINS taxes, iii) tax on net profit, iv) PIS-Decree-Laws 2,445 and 2,449. The lawsuits are under legal phase, and the Company pledged bank guarantees and performance bonds at their full amount.	142	136
10) Income taxes rate: Tax assessment arising from disallowance of advertising and commission expenses, paid by Braskem and Braskem Inc., and the lack of payment of withholding tax on them. The lawsuit is under administrative phase. The amount related to fine was reclassified to remote loss, in compliance with Article 8 of Federal Law 14,689/23, leading to a reduction of R$28.	138	153
11) PIS and COFINS taxes: Charges due to the non-approval of offsets using credits from Cide-Combustíveis, as authorized by Federal Law 10,336/2001. The lawsuits are under legal phase, and the Company pledged performance bonds at their full amount.	128	123
Taxing Entity: State Government of Alagoas
12) ICMS tax: Tax assessments related to calendar years 2015 to 2019, due to lack of ICMS reversal on output with tax deferral. The lawsuits are under administrative phase.	698	639
Taxing Entity: State Governments of São Paulo, Rio de Janeiro, Bahia, Pernambuco, Rio Grande do Sul and Alagoas
13) ICMS tax: Charges of tax underpayments. The lawsuits refer to (i) use of tax credits to acquire property, plant and equipment,goods considered as for use and consumption and products subject to tax replacement; (ii) transfers of finished products at amount below the production cost; (iii) non-payment of tax due to: input or output omissions; charges related to electricity operations and sale of products subject to tax replacement; (iv) lack of evidence of export of goods; (v) fines for lack of registration of invoices. The lawsuits are under administrative and legal phases, and the Company pledged bank guarantees, performance bonds and judicial deposits at their full amount. Part of the amount related to the use and consumption matter was reclassified to remote loss, in accordance with decision 1.775.781/SP issued by EAREsp, leading to a reduction of around R$147.	623	768
14) Sundry tax lawsuits	1,477	1,051
Total tax lawsuits	26,216	18,271

Description of civil lawsuits	Estimate
	2023	2022
Plaintiff: Resibril Química S.A.
1) Lawsuit filed by Resibril, former reseller of solvents, claiming alleged breach of a tacit distribution agreement. The lawsuit is awaiting judgment.	340	302
2) Civil lawsuits - Alagoas (Note 24.1)	8,971	5,489
3) Sundry civil lawsuits	400	484
Total civil lawsuits	9,711	6,275

Description of social security lawsuits	Estimate
	2023	2022
Plaintiff: Former team members
1) Lawsuits over withdrawal of sponsorship of Petros plan. Currently, the portfolio is composed of 743 lawsuits filed by former team members of Braskem or merged companies, beneficiaries of Petros plans (Copesul, Copene and PQU), related to sundry matters arising from withdrawal of sponsorship of the plan, whose claims include: Difference of Individual Withdrawal Fund, additional of 90%, and Objection to legality of Withdrawal of Sponsorship. The increase in the amount involved during the year is mainly due to (i) the fresh lawsuits resulting from Petros' notice requesting reimbursement of amounts from Braskem as per the withdrawal agreement, and (ii) a valuation of lawsuit involving a significant amount.	668	379
2) Social security lawsuits	156	137
Total social security lawsuits	824	516

Description of environmental lawsuits	Estimate
	2023	2022
Plaintiff: São Paulo State Prosecution Office
1) Public-Interest Civil Action (Hashimoto) filed in June 2018 by the São Paulo State Prosecution Office against the Company and other firms that operate in the Capuava Petrochemical Complex, whose claims include the reparation and/or remediation of environmental damages . After Braskem filed its defense in December 2020, there were no changes, and the lawsuit remains awaiting expert evidence.	225	201
Plaintiff: Local Government of Ulianópolis - Pará
2) Public-Interest Civil Action filed in September 2011 by the Local Government of Ulianópolis, Pará, against Braskem and other companies, whose claims include the reparation and/or remediation of environmental damages allegedly resulting from the improper delivery of waste. The companies filed defense, however, a decision was rendered determining the temporary dismissal of the action for one year.	397	363
3) Sundry environmental lawsuits	67	76
Total environmental lawsuits	689	640

Description of other lawsuits	Estimate
	2023	2022
Plaintiff: Américo Vinícius de Carvalho and Others
1) The Company is party to writ of debt filed against it in 1988, currently under liquidation of award. Polialden Petroquímica S.A. (“Polialden”), merged into Braskem, received unfavorable decision to distribute remaining profits to the plaintiffs (preferred shareholders) that were non-controlling shareholders. The lawsuit awaits accounting evidence of amounts due.	287	262
2) Sundry other lawsuits	137	119
Total other lawsuits	424	381